Issued share capital, share premium account and share options	12 Months Ended
Mar. 31, 2018
Issued share capital, share premium account and share options
Issued share capital, share premium account and share options

14.         Issued share capital, share premium account and share options

(a)	Share capital

	At March 31,
	2018	2017	2016
	€M	€M	€M
Authorised/Share Capital reorganisation
1,550,000,000 ordinary equity shares of 0.600 euro cent each	9.3	9.3	9.3
1,368,000,000 'B' Shares of 0.050 euro cent each	0.7	0.7	0.7
1,368,000,000 Deferred shares of 0.050 euro cent each	0.7	0.7	0.7
	10.7	10.7	10.7

Allotted, called-up and fully paid:
1,171,142,985 ordinary equity shares of 0.600 euro cent each	7.0	—	—
1,217,870,999 ordinary equity shares of 0.600 euro cent each	—	7.3	—
1,290,739,865 ordinary equity shares of 0.635 euro cent each	—	—	7.7

During fiscal year 2016, the Group returned €398 million to shareholders via a B share scheme, and completed a capital reorganisation which involved the consolidation of its ordinary share capital on a 39 for 40 basis. The Group’s shareholders approved the creation of two new authorised share classes being the ‘B’ Shares and Deferred Shares classes to effect this B share scheme and 1,353,149,541 ‘B’ Shares and 663,060,175 Deferred Shares were subsequently issued. Arising out of the ordinary share consolidation the number of ordinary equity shares in issue was reduced by 33,828,739 ordinary equity shares from 1,353,149,541 immediately prior to the implementation of the B Share scheme to 1,319,320,802 ordinary equity shares in issue upon completion of the B Share scheme and the nominal value of an ordinary equity share was reduced from 0.635 euro cent each to 0.6 euro cent each. All ‘B’ Shares and Deferred Shares issued in connection with the B Share scheme were either redeemed or cancelled during the year ended March 31, 2016 such that there were no ‘B’ Shares or Deferred Shares remaining in issue as at March 31, 2016.

Other movement in the share capital balance year-on-year principally relates to the cancellation of 46.7 million shares relating to share buy-backs (2017: 72.8 million; 2016: 53.5 million). There were no new shares issued in fiscal year 2018. (2017: nil; 2016: 0.3 million)

Ordinary equity shares do not confer on the holders thereof the specific right to be paid a dividend out of profits.

.

(b)	Share premium account

	At March 31,
	2018	2017	2016
	€M	€M	€M
Balance at beginning of year	719.4	719.4	718.6
Share premium arising from the exercise of 0.3 million options in fiscal year 2016	—	—	0.8
Balance at end of year	719.4	719.4	719.4

(c)Share options and share purchase arrangements

The Company has adopted a number of share option plans, which allow current or future employees or Directors to purchase shares in the Company up to an aggregate of approximately 5% (when aggregated with other ordinary shares over which options are granted and which have not yet been exercised) of the outstanding ordinary shares of Ryanair Holdings plc, subject to certain conditions. All grants are subject to approval by the Remuneration Committee. These are exercisable at a price equal to the market price of the ordinary shares at the time options are granted. The key terms of these option plans include the requirement that certain employees remain in employment with the Company for a specified period of time and that the Company achieves certain net profit targets and/or share price targets.

Details of the share options outstanding are set out below:

		Weighted
	Share Options	Average
	M	Exercise Price
Outstanding at March 31, 2015	18.0	€6.86
Exercised	(0.3)	€2.56
Granted	0.1	€11.38
Forfeited	(0.5)	€6.25
Outstanding at March 31, 2016	17.3	€6.97
Granted	3.0	€12.0
Forfeited	(0.2)	€9.42
Outstanding at March 31, 2017	20.1	€7.70
Outstanding at March 31, 2018	20.1	€7.70

The mid-market price of Ryanair Holdings plc’s ordinary shares on the Irish Stock Exchange at March 31, 2018 was €16.00 (2017:  €14.53; 2016:  €14.17). The highest and lowest prices at which the Company’s shares traded on the Irish Stock Exchange in fiscal year 2018 were €19.39 and €14.55 respectively (fiscal year 2017 were €14.96 and €10.46 respectively; 2016: €15.35 and €10.47, respectively). There were no options exercisable at March 31, 2018 (2017: nil; 2016: nil). The average share price for fiscal year 2018 was €16.95 (2017: €13.28; 2016: €13.06).

There were no options exercised during fiscal years 2018 and 2017. The weighted average share price (as of the dates of exercises) for all options exercised during fiscal year 2016 was €11.70.

At March 31, 2018 the range of exercise prices and weighted average remaining contractual life of outstanding options are shown in the table below.

	Options outstanding
		Weighted-
		average	Weighted-
	Number	remaining	average
Range of exercise	outstanding	contractual life	exercise
price (€)	M	(years)	price (€)
6.25-7.99	12.1	4.1	6.39
8.00-12.00	8.0	4.3	9.69

The Company has accounted for its share option grants to employees at fair value, in accordance with IFRS 2, using a binomial lattice model to value the option grants. This has resulted in a charge of €6.4 million to the income statement (2017: €5.7 million charge; 2016: €5.9 million charge) being recognised within the income statement in accordance with employee services rendered.